Schedule of Stock Options Activities (Details) ¥ in Thousands, shares in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2025 $ / shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Number of Options Outstanding, Total, Outstanding, Beginning balance		1,402		573		573
Weighted Average exercise price, Outstanding, Beginning balance | $ / shares	$ 0.1785		$ 0.6675		$ 0.6675
Weighted average remaining contractual life, Outstanding, Ending balance		9 years 3 days		9 years 7 months 20 days		9 years 3 months 25 days	9 years 8 months 23 days
Aggregated intrinsic value, Outstanding, Beginning balance | ¥		¥ 7,990		¥ 23,775		¥ 23,775
Number of Options Outstanding, Total, Replacement				(22)
Weighted Average exercise price, Replacement | $ / shares			7.4245
Aggregated intrinsic value, Replacement | ¥
Number of Options Outstanding, Total, Granted		323		599
Weighted Average exercise price, Granted | $ / shares	0.1000		0.1000
Aggregated intrinsic value, Granted | ¥
Number of Options Outstanding, Total, Forfeited		(9)		(9)
Weighted Average exercise price, Forfeited | $ / shares	0.1000		5.3707
Aggregated intrinsic value, Forfeited | ¥
Number of Options Outstanding, Total, Outstanding, Ending balance		1,665		1,141		1,402	573
Weighted Average exercise price, Outstanding, Ending balance | $ / shares	0.1659		0.1963		$ 0.1785
Aggregated intrinsic value, Outstanding, Ending balance | ¥		¥ 8,052		¥ 5,979		¥ 7,990	¥ 23,775
Number of Options Outstanding,Total, Exercisable, Ending balance		971		519
Weighted Average exercise price, Exercisable, Ending balance | $ / shares	0.2130		$ 0.3076
Weighted average remaining contractual life, Exercisable, Ending balance		8 years 11 months 1 day		9 years 7 months 6 days
Aggregated intrinsic value, Exercisable, Ending balance | ¥		¥ 4,672		¥ 2,734
Number of Options Outstanding, Total, Exercised		(51)
Weighted Average exercise price, Exercised | $ / shares
Aggregated intrinsic value, Exercised | ¥
Employees [Member]
Number of Options Outstanding, Total, Outstanding, Beginning balance		1,402		573		573
Number of Options Outstanding, Total, Replacement				(22)
Number of Options Outstanding, Total, Granted		323		599
Number of Options Outstanding, Total, Forfeited		(9)		(9)
Number of Options Outstanding, Total, Outstanding, Ending balance		1,665		1,141		1,402	573
Number of Options Outstanding,Total, Exercisable, Ending balance		971		519
Number of Options Outstanding, Total, Exercised		(51)
Consultant [Member]
Number of Options Outstanding, Total, Outstanding, Beginning balance
Number of Options Outstanding, Total, Replacement
Number of Options Outstanding, Total, Granted
Number of Options Outstanding, Total, Forfeited
Number of Options Outstanding, Total, Outstanding, Ending balance
Number of Options Outstanding,Total, Exercisable, Ending balance
Number of Options Outstanding, Total, Exercised